Long-term investments (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Investment Holdings [Line Items]
Equity method investments		¥ 294,679,000	¥ 115,325,000
Equity securities without readily determinable fair value		5,442,000
Total		300,121,000	115,325,000		$ 45,996
Number of third party investors | item	3
Amount of investment	¥ 200,000
Impairment charge		¥ 0	¥ 0	¥ 0
Weineng
Investment Holdings [Line Items]
Percentage of equity interest	25.00%
Other third-party investors
Investment Holdings [Line Items]
Percentage of equity interest		13.90%			13.90%
Additional investment		¥ 640,000,000